Income tax - Deferred tax assets and liabilities (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Mar. 31, 2018 USD ($)	Mar. 31, 2018 CNY (¥)	Mar. 31, 2017 CNY (¥)	Mar. 31, 2016 CNY (¥)	Mar. 31, 2018 CNY (¥)
Deferred tax assets:
Accounts receivable	$ 3,362		¥ 17,850		¥ 21,086
Non-current accounts receivable	1,869		12,003		11,725
Inventories	1,181		2,273		7,410
Others	273		881		1,713
Deferred tax assets	6,685		33,007		41,934
Deferred tax liabilities:
Deferred revenue	(9)		(67)		(57)
Property, plant and equipment	(908)		(5,536)		(5,694)
Intangible assets	(4,068)		(26,672)		(25,516)
Deferred tax liabilities	(4,985)		(32,275)		(31,267)
Net deferred tax assets	1,700		732		10,667
Classification on consolidated balance sheets:
Deferred tax assets	4,989		22,155		31,295
Deferred tax liabilities	(3,289)		(21,423)		(20,628)
Net deferred tax assets	$ 1,700		732		¥ 10,667
Interest and penalties related to unrecognized tax benefits		¥ 0	¥ 0	¥ 0
The PRC
Classification on consolidated balance sheets:
Statute of limitation, underpayment due to computational errors	3 years	3 years
Statute of limitation, special circumstances where underpayment is more than RMB100	5 years	5 years
Underpayment of taxes threshold that extends the statute of limitation	$ 16	¥ 100
Statute of limitation, transfer pricing issues	10 years	10 years